Property and Equipment (Detail) (USD $)	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 28,112
Less: accumulated depreciation	(1,466)
Property and equipment, net	26,646
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	25,862
Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,250